Prepaid Expenses and Other Current Assets - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Change in recovery of future customer compensation	$ 3.5	$ 35.0